As filed with the Securities and Exchange Commission on February 5, 2025

File No. 333-278664

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO.  2 ☒

 (Check Appropriate Box or Boxes)

Protective Life Insurance Company

(Name of Insurance Company)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Insurance Company’s Principal Executive Offices)

(205) 268-1000

(Insurance Company’s Telephone Number, including Area Code)

BRANDON J. CAGE, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b)

☒ On (March 7, 2025) pursuant to paragraph (b)

☐  80 days after filing pursuant to paragraph (a)(1)

☐  On (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒ Insurance Company relying on Rule 12h-7 under the Exchange Act

☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 2 is to delay the effective date of Post-Effective Amendment No. 1, which was filed on November 21, 2024. The Post- Effective Amendment does not amend or delete the currently effective Prospectus, Statement of Additional Information or Supplement or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933, the Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Birmingham, State of Alabama on this 5th day of February, 2025.

PROTECTIVE LIFE INSURANCE COMPANY

By: *
Richard J. Bielen, President
Protective Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*		Chairman of the Board, President,
Richard J. Bielen		Chief Executive Officer, and Director	*
(Principal Executive Officer)

*		Executive Vice President, Chief Operating Officer,	*
Wade V. Harrison		and Director

*		Executive Vice President, Chief Financial	*
Paul R. Wells		Officer, and Director (Principal Accounting and
Financial Officer)

*BY:	/s/ BRANDON J. CAGE		February 5, 2025
Brandon J. Cage
Attorney-in-Fact